UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.  Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)

As a percentage of net assets

As of January 31, 2016

Bonds
Corporate bonds
Banks	4.64%
Building products	0.12
Capital markets	0.64
Chemicals	0.39
Construction & engineering	0.11
Construction materials	0.09
Consumer finance	0.23
Diversified financial services	3.14
Electric utilities	1.37
Electrical equipment	1.11
Food & staples retailing	0.11
Food products	0.11
Hotels, restaurants & leisure	0.11
Independent power and renewable electricity producers	0.22
Marine	0.26
Metals & mining	0.43
Multiline retail	0.10
Oil, gas & consumable fuels	7.43
Road & rail	1.08
Transportation infrastructure	0.52
Wireless telecommunication services	0.11

Total corporate bonds	22.32%
Non-US government obligations	73.07
Supranational bond	0.07

Total bonds	95.46%
Short-term investment	2.21

Total investments	97.67%
Cash and other assets, less liabilities	2.33

Net assets	100.00%

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount	Value
Bonds: 95.46%
Corporate bonds: 22.32%
Azerbaijan: 0.09%
State Oil Co. of the Azerbaijan Republic,
6.950%, due 03/18/30	$200,000	$163,700

Brazil: 0.58%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	200,000	186,060
Petrobras Global Finance BV,
4.875%, due 03/17/20	420,000	312,955
5.375%, due 01/27/21	670,000	504,175
5.750%, due 01/20/20	125,000	97,606

		1,100,796

Chile: 1.03%
Colbun SA,
4.500%, due 07/10/24[2]	200,000	193,678
Corp. Nacional del Cobre de Chile,
4.500%, due 09/16/25[1]	840,000	802,889
Empresa Electrica Angamos SA,
4.875%, due 05/25/29[1]	250,000	216,250
Empresa Electrica Guacolda SA,
4.560%, due 04/30/25[1]	300,000	268,125
Empresa Nacional de Telecomunicaciones SA,
4.875%, due 10/30/24[2]	210,000	202,755
Empresa Nacional del Petroleo,
4.750%, due 12/06/21[2]	250,000	250,000

		1,933,697

China: 2.90%
BOC Aviation Pte Ltd.,
3.000%, due 03/30/20[1]	425,000	425,443
Charming Light Investments Ltd.,
3.750%, due 09/03/19	200,000	202,748
5.000%, due 09/03/24	200,000	205,217
China Cinda Finance 2014 Ltd.,
4.000%, due 05/14/19[2]	200,000	204,690
5.625%, due 05/14/24[2]	450,000	472,644
CNOOC Curtis Funding No 1 Pty Ltd.,
4.500%, due 10/03/23[1]	235,000	243,392
CNOOC Finance 2015 USA LLC,
3.500%, due 05/05/25	950,000	919,524
Dianjian Haixing Ltd.,
4.050%, due 10/21/19[3,4]	200,000	203,250
Golden Eagle Retail Group Ltd.,
4.625%, due 05/21/23[2]	250,000	186,311
Huarong Finance II Co. Ltd.,
5.500%, due 01/16/25	500,000	522,711
King Power Capital Ltd.,
5.625%, due 11/03/24	200,000	211,963
Prosperous Ray Ltd.,
4.625%, due 11/12/23[2]	200,000	214,076
Sinochem Overseas Capital Co., Ltd.,
4.500%, due 11/12/20[1]	200,000	212,000
4.500%, due 11/12/20[2]	265,000	280,900
Sinopec Group Overseas Development 2014 Ltd.,
4.375%, due 04/10/24[1]	710,000	747,250

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
China — (concluded)
Three Gorges Finance I Cayman Islands Ltd.,
3.700%, due 06/10/25[1]	$200,000	$208,387

		5,460,506

Colombia: 0.22%
Bancolombia SA,
5.125%, due 09/11/22	210,000	200,550
Ecopetrol SA,
7.375%, due 09/18/43	285,000	217,669

		418,219

Croatia: 0.23%
Agrokor DD,
8.875%, due 02/01/20[1]	200,000	209,750
Hrvatska Elektroprivreda,
5.875%, due 10/23/22[1]	225,000	228,938

		438,688

Ecuador: 0.20%
EP PetroEcuador via Noble Sovereign Funding I Ltd.,
6.224%, due 09/24/19[2,3]	473,684	367,697

India: 1.12%
Canara Bank/London,
6.365%, due 11/28/21[3]	650,000	652,606
ICICI Bank Ltd.,
6.375%, due 04/30/22[2,3]	1,450,000	1,462,470

		2,115,076

Indonesia: 1.32%
Majapahit Holding BV,
7.250%, due 06/28/17[1]	100,000	105,895
Pelabuhan Indonesia II PT,
4.250%, due 05/05/25[1]	550,000	488,125
Pertamina Persero PT,
4.300%, due 05/20/23[1]	200,000	180,750
5.625%, due 05/20/43[1]	200,000	155,725
6.000%, due 05/03/42[1]	1,700,000	1,386,061
6.500%, due 05/27/41[2]	200,000	173,250

		2,489,806

Kazakhstan: 0.45%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[1]	500,000	417,250
KazMunayGas National Co. JSC,
9.125%, due 07/02/18[2]	400,000	426,600

		843,850

Malaysia: 0.71%
Malayan Banking Bhd,
3.250%, due 09/20/22[2,3]	800,000	803,279
Petronas Capital Ltd.,
3.500%, due 03/18/25[1]	530,000	523,544

		1,326,823

Mexico: 3.97%
Cemex SAB de CV,
5.700%, due 01/11/25[2]	200,000	166,500
Comision Federal de Electricidad,
4.875%, due 01/15/24[2]	850,000	839,375

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Mexico — (concluded)
Elementia SAB de CV,
5.500%, due 01/15/25[1]		$250,000	$229,400
Petroleos Mexicanos,
4.875%, due 01/18/24		785,000	706,500
5.500%, due 01/21/21		3,000,000	2,952,000
5.500%, due 06/27/44		300,000	225,480
5.625%, due 01/23/46[1]		150,000	115,500
5.625%, due 01/23/46[2]		1,415,000	1,089,550
6.375%, due 01/23/45		360,000	301,518
6.500%, due 06/02/41		145,000	122,728
6.875%, due 08/04/26[1]		720,000	727,795

			7,476,346

Morocco: 0.39%
OCP SA,
4.500%, due 10/22/25[1]		350,000	316,312
6.875%, due 04/25/44[1]		250,000	235,000
6.875%, due 04/25/44[2]		200,000	188,000

			739,312

Nigeria: 0.20%
First Bank of Nigeria Ltd. Via FBN Finance Co. BV,
8.000%, due 07/23/21[1,3]		500,000	377,500

Panama: 0.52%
Autoridad del Canal de Panama,
4.950%, due 07/29/35[1]		950,000	976,125

Peru: 0.62%
Corp. Financiera de Desarrollo SA,
4.750%, due 07/15/25[2]		750,000	730,050
Intercorp Peru Ltd.,
5.875%, due 02/12/25[1]		215,000	205,325
Lima Metro Line 2 Finance Ltd.,
5.875%, due 07/05/34[1]		250,000	237,500

			1,172,875

Philippines: 1.12%
Power Sector Assets & Liabilities Management Corp.,
9.625%, due 05/15/28		1,400,000	2,100,000

Russia: 2.26%
RSHB Capital SA for OJSC Russian Agricultural Bank,
5.298%, due 12/27/17[2]		1,000,000	995,000
6.000%, due 06/03/21[2,3]		550,000	522,500
8.700%, due 03/17/16	RUB	10,000,000	131,643
Sberbank of Russia,
4.950%, due 02/07/17[2]		$700,000	706,125
VEB Finance Ltd.,
5.375%, due 02/13/17[2]		500,000	500,625
6.025%, due 07/05/22[1]		200,000	187,000
6.025%, due 07/05/22[2]		200,000	188,117
6.800%, due 11/22/25[2]		450,000	430,313
6.902%, due 07/09/20[1]		200,000	198,500
6.902%, due 07/09/20[2]		400,000	397,000

			4,256,823

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (concluded)
South Africa: 1.22%
Eskom Holdings SOC Ltd.,
6.750%, due 08/06/23[2]		$500,000	$430,000
7.125%, due 02/11/25[1]		570,000	492,195
Transnet SOC Ltd.,
9.500%, due 05/13/21[1]	ZAR	12,660,000	725,286
10.000%, due 03/30/29		12,000,000	656,821

			2,304,302

Sri Lanka: 0.84%
Bank of Ceylon,
6.875%, due 05/03/17[2]		$300,000	304,500
National Savings Bank,
8.875%, due 09/18/18[1]		900,000	921,375
8.875%, due 09/18/18[2]		350,000	358,313

			1,584,188

Thailand: 0.11%
Krung Thai Bank PCL,
5.200%, due 12/26/24[2,3]		200,000	206,612

Trinidad and Tobago: 0.09%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.750%, due 08/14/19[2]		165,000	165,825

Turkey: 1.36%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[1]		250,000	254,375
5.875%, due 04/24/19[1]		200,000	206,500
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[2]		300,000	282,750
4.875%, due 07/19/17[1]		800,000	813,000
Turkiye Vakiflar Bankasi TAO,
3.750%, due 04/15/18[2]		600,000	591,000
5.750%, due 04/24/17[2]		400,000	411,500

			2,559,125

Venezuela: 0.77%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[2]		530,000	206,700
6.000%, due 05/16/24[2]		1,700,000	504,900
6.000%, due 11/15/26[2]		700,000	205,730
8.500%, due 11/02/17[1]		302,682	125,462
8.500%, due 11/02/17[2]		293,348	121,593
9.000%, due 11/17/21[2]		405,000	133,609
9.750%, due 05/17/35[2]		435,000	145,290

			1,443,284

Total corporate bonds
(cost $46,917,868)			42,021,175

Non-US government obligations: 73.07%
Angola: 0.21%
Republic of Angola,
9.500%, due 11/12/25[1]		220,000	182,600
Republic of Angola Via Northern Lights III BV,
7.000%, due 08/16/19[2]		234,375	218,848

			401,448

Argentina: 0.83%
Republic of Argentina,
0.000%, PO, due 12/15/35[5]		501,737	54,188
0.000%, due 12/15/35[5]		520,000	56,160

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Argentina — (concluded)
Republic of Argentina — (concluded)
8.280%, due 12/31/33[6]		$1,051,528	$1,182,969
Series 1,
8.750%, due 06/02/17[6]		237,897	268,824

			1,562,141

Armenia: 0.10%
Republic of Armenia,
6.000%, due 09/30/20[2]		200,000	192,000

Azerbaijan: 0.09%
Republic of Azerbaijan International Bond,
4.750%, due 03/18/24[2]		200,000	176,000

Belarus: 0.08%
Republic of Belarus,
8.950%, due 01/26/18[2]		150,000	154,125

Bolivia: 0.12%
Plurinational State of Bolivia,
5.950%, due 08/22/23[2]		200,000	218,500

Brazil: 7.99%
Banco Nacional de Desenvolvimento Economico e Social,
5.750%, due 09/26/23[2]		400,000	339,600
Federative Republic of Brazil,
4.250%, due 01/07/25		750,000	627,375
5.000%, due 01/27/45		640,000	444,800
5.625%, due 01/07/41		1,150,000	868,250
6.000%, due 08/15/50[7]	BRL	460,000	267,447
8.041%, due 07/01/16[8]		11,061,000	2,616,145
15.285%, due 01/01/19[8]		8,600,000	1,413,706
Notas do Tesouro Nacional, Series B,
6.000%, due 05/15/45[7]		1,600,000	938,096
Series F,
10.000%, due 01/01/17		12,895,000	3,110,666
10.000%, due 01/01/19		2,140,000	472,468
10.000%, due 01/01/21		9,628,000	1,971,997
10.000%, due 01/01/25		5,780,000	1,058,655
State of Minas Gerais,
5.333%, due 02/15/28[1]		$1,200,000	906,000

			15,035,205

Colombia: 3.19%
Republic of Colombia,
2.625%, due 03/15/23		360,000	314,460
4.375%, due 07/12/21		350,000	350,000
4.375%, due 03/21/23	COP	395,000,000	98,386
4.500%, due 01/28/26		$675,000	635,512
6.000%, due 04/28/28	COP	1,844,000,000	429,415
6.125%, due 01/18/41		$150,000	139,312
7.375%, due 09/18/37		450,000	472,500
8.125%, due 05/21/24		250,000	296,250

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Colombia — (concluded)
Republic of Colombia — (concluded)
9.850%, due 06/28/27	COP	1,106,000,000	$374,204
Series B,
6.000%, due 04/28/28		11,102,000,000	2,585,337
7.000%, due 05/04/22		1,100,000,000	310,745

			6,006,121

Costa Rica: 1.02%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[2]		$400,000	394,000
6.250%, due 11/01/23[1]		300,000	288,000
Republic of Costa Rica,
4.250%, due 01/26/23[2]		240,000	211,800
7.000%, due 04/04/44[1]		200,000	168,000
7.000%, due 04/04/44[2]		675,000	567,000
7.158%, due 03/12/45[1]		350,000	294,000

			1,922,800

Dominican Republic: 1.38%
Republic of Dominica,
5.500%, due 01/27/25[1]		1,035,000	970,313
6.850%, due 01/27/45[2]		110,000	99,275
6.875%, due 01/29/26[1]		960,000	973,440
7.500%, due 05/06/21[1]		200,000	211,000
9.040%, due 01/23/18[2]		327,893	346,337

			2,600,365

Ecuador: 0.11%
Republic of Ecuador,
7.950%, due 06/20/24[1]		300,000	207,750

Egypt: 0.20%
Egypt Government International
Bond,
5.750%, due 04/29/20[2]		150,000	148,688
5.875%, due 06/11/25[2]		275,000	228,250

			376,938

El Salvador: 0.43%
Republic of El Salvador,
6.375%, due 01/18/27[2]		315,000	249,244
7.750%, due 01/24/23[2]		320,000	298,800
8.250%, due 04/10/32[2]		300,000	261,000

			809,044

Ethiopia: 0.11%
Republic of Ethiopia,
6.625%, due 12/11/24[1]		250,000	214,688

Gabon: 0.32%
Gabonese Republic,
6.375%, due 12/12/24[1]		350,000	266,000
6.375%, due 12/12/24[2]		240,000	182,400
6.950%, due 06/16/25[1]		205,000	155,287

			603,687

Georgia: 0.11%
Republic of Georgia,
6.875%, due 04/12/21[2]		200,000	207,000

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Ghana: 0.33%
Republic of Ghana,
7.875%, due 08/07/23[2]		$200,000	$143,750
8.500%, due 10/04/17[2]		515,000	468,650

			612,400

Guatemala: 0.12%
Republic of Guatemala,
5.750%, due 06/06/22[2]		210,000	216,563

Honduras: 0.12%
Republic of Honduras,
8.750%, due 12/16/20[1]		200,000	216,000

Hungary: 2.94%
Government of Hungary,
5.375%, due 02/21/23		550,000	601,562
5.375%, due 03/25/24		800,000	881,000
5.500%, due 06/24/25	HUF	371,850,000	1,538,341
5.750%, due 11/22/23		$1,120,000	1,255,800
6.500%, due 06/24/19	HUF	90,000,000	359,826
6.750%, due 02/24/17		70,000,000	257,954
7.500%, due 11/12/20		150,000,000	645,283

			5,539,766

Indonesia: 7.75%
Indonesia Treasury Bond,
8.375%, due 03/15/24	IDR	6,300,000,000	457,183
8.375%, due 09/15/26		3,370,000,000	245,211
8.375%, due 03/15/34		7,610,000,000	531,062
9.000%, due 03/15/29		49,950,000,000	3,678,432
9.500%, due 07/15/23		29,400,000,000	2,257,024
11.750%, due 08/15/23		4,600,000,000	394,047
12.000%, due 09/15/26		12,215,000,000	1,095,138
Republic of Indonesia,
3.375%, due 04/15/23[2]		$300,000	283,875
3.750%, due 04/25/22[2]		430,000	419,250
4.750%, due 01/08/26[2]		470,000	478,562
4.875%, due 05/05/21[1]		1,080,000	1,134,000
5.875%, due 03/13/20[2]		1,000,000	1,097,500
5.950%, due 01/08/46[2]		270,000	279,787
6.625%, due 02/17/37[2]		920,000	985,550
6.875%, due 01/17/18[2]		205,000	223,194
7.750%, due 01/17/38[2]		232,000	275,790
8.500%, due 10/12/35[2]		400,000	505,500
11.625%, due 03/04/19[2]		200,000	251,250

			14,592,355

Ivory Coast: 0.62%
Republic of Ivory Coast,
5.750%, due 12/31/32[2,9]		1,000,000	866,250
6.375%, due 03/03/28[1]		350,000	307,563

			1,173,813

Jamaica: 0.11%
People’s Republic of Jamaica,
6.750%, due 04/28/28		200,000	198,250

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Kazakhstan: 0.51%
Republic of Kazakhstan,
4.875%, due 10/14/44[1]		$250,000	$206,250
5.125%, due 07/21/25[2]		765,000	759,263

			965,513

Kenya: 0.66%
Republic of Kenya,
5.875%, due 06/24/19[1]		900,000	849,375
6.875%, due 06/24/24[2]		450,000	399,937

			1,249,312

Lebanon: 0.15%
Lebanese Republic,
6.200%, due 02/26/25		165,000	158,400
6.650%, due 02/26/30[2]		125,000	119,531

			277,931

Lithuania: 0.19%
Republic of Lithuania,
6.625%, due 02/01/22[1]		300,000	362,250

Malaysia: 4.75%
1MDB Global Investments Ltd.,
4.400%, due 03/09/23[2]		400,000	351,500
Government of Malaysia,
3.580%, due 09/28/18	MYR	2,600,000	631,699
3.955%, due 09/15/25		1,950,000	471,881
4.012%, due 09/15/17		9,200,000	2,258,980
4.048%, due 09/30/21		2,650,000	648,775
4.181%, due 07/15/24		5,500,000	1,343,835
4.262%, due 09/15/16		3,100,000	753,941
4.498%, due 04/15/30		10,050,000	2,478,922

			8,939,533

Mexico: 4.63%
Mexican Bonos,
10.000%, due 12/05/24	MXN	11,680,000	826,706
10.000%, due 11/20/36		2,000,000	149,634
Series M,
6.500%, due 06/09/22		7,200,000	416,235
7.750%, due 11/13/42		4,800,000	292,743
Mexican Udibonos,
Series S,
2.500%, due 12/10/20[7]		17,311,462	949,158
4.000%, due 11/15/40[7]		27,319,652	1,548,049
United Mexican States,
4.000%, due 10/02/23		$1,930,000	1,947,370
4.125%, due 01/21/26		500,000	500,500
4.600%, due 01/23/46		200,000	177,000
5.550%, due 01/21/45		800,000	804,000
6.050%, due 01/11/40		1,030,000	1,102,100

			8,713,495

Mongolia: 0.73%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[2]		1,300,000	1,212,250

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Mongolia — (concluded)
Mongolia Government International Bond,
5.125%, due 12/05/22[1]		$230,000	$170,200

			1,382,450

Namibia: 0.10%
Republic of Namibia,
5.250%, due 10/29/25[1]		200,000	185,500

Nigeria: 0.10%
Republic of Nigeria,
6.375%, due 07/12/23[2]		200,000	178,250

Pakistan: 0.22%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[2]		200,000	204,500
8.250%, due 04/15/24[2]		200,000	201,611

			406,111

Panama: 0.35%
Republic of Panama,
3.750%, due 03/16/25		200,000	197,000
4.000%, due 09/22/24		200,000	199,000
4.300%, due 04/29/53		300,000	255,750

			651,750

Paraguay: 0.18%
Republic of Paraguay,
4.625%, due 01/25/23[1]		350,000	343,875

Peru: 1.26%
Fondo MIVIVIENDA SA,
3.500%, due 01/31/23[1]		450,000	417,375
Republic of Peru,
5.625%, due 11/18/50		500,000	515,000
5.700%, due 08/12/24[1]	PEN	3,900,000	1,005,436
8.200%, due 08/12/26		1,442,000	431,193

			2,369,004

Philippines: 0.40%
Republic of the Philippines,
3.900%, due 11/26/22	PHP	5,000,000	99,160
3.950%, due 01/20/40		$200,000	213,250
4.950%, due 01/15/21	PHP	10,000,000	210,913
6.250%, due 01/14/36		10,000,000	226,784

			750,107

Poland: 4.29%
Republic of Poland,
2.500%, due 07/25/18	PLN	5,395,000	1,350,648
3.250%, due 07/25/25		5,650,000	1,417,395
4.000%, due 10/25/23		2,600,000	689,214
5.000%, due 04/25/16		5,300,000	1,309,457
5.000%, due 03/23/22		$200,000	221,000
5.500%, due 10/25/19	PLN	6,000,000	1,659,247
5.750%, due 10/25/21		4,950,000	1,426,205

			8,073,166

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Romania: 1.64%
Government of Romania,
4.375%, due 08/22/23[1]		$450,000	$472,500
4.750%, due 02/24/25	RON	4,050,000	1,057,370
5.900%, due 07/26/17		5,200,000	1,324,017
6.125%, due 01/22/44[1]		$200,000	235,800

			3,089,687

Russia: 2.75%
Russian Federation,
3.500%, due 01/16/19[2]		1,000,000	999,750
5.000%, due 04/29/20[2]		500,000	518,750
5.625%, due 04/04/42[1]		400,000	379,000
5.625%, due 04/04/42[2]		200,000	189,500
7.000%, due 01/25/23	RUB	90,100,000	1,014,033
7.000%, due 08/16/23		13,900,000	154,712
7.050%, due 01/19/28		55,000,000	584,675
7.600%, due 04/14/21		87,500,000	1,046,042
8.150%, due 02/03/27		25,500,000	298,124

			5,184,586

Senegal: 0.11%
Republic of Senegal,
8.750%, due 05/13/21[2]		$200,000	209,750

South Africa: 4.55%
Republic of South Africa,
5.500%, due 03/09/20		100,000	103,600
5.875%, due 09/16/25		900,000	939,150
6.250%, due 03/31/36	ZAR	17,700,000	776,136
6.750%, due 03/31/21		39,000,000	2,242,986
7.000%, due 02/28/31		23,600,000	1,184,765
7.750%, due 02/28/23		37,600,000	2,208,294
8.750%, due 02/28/48		3,800,000	213,112
10.500%, due 12/21/26		11,050,000	757,141
13.500%, due 09/15/16		2,266,666	147,540

			8,572,724

South Korea: 0.32%
Korea Development Bank,
2.500%, due 01/13/21		$600,000	607,750

Sri Lanka: 1.12%
Republic of Sri Lanka,
5.875%, due 07/25/22[2]		700,000	631,750
6.250%, due 10/04/20[1]		550,000	526,625
6.250%, due 10/04/20[2]		1,000,000	957,500

			2,115,875

Thailand: 4.47%
Government of Thailand,
1.200%, due 07/14/21[2,7]	THB	112,506,318	2,972,261
2.800%, due 10/10/17		15,700,000	448,369
3.775%, due 06/25/32		10,000,000	309,470
3.850%, due 12/12/25		50,500,000	1,596,879
3.875%, due 06/13/19		52,100,000	1,567,587
4.125%, due 11/18/16		16,470,000	470,487

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Thailand — (concluded)
Government of Thailand — (concluded)
4.675%, due 06/29/44	THB	19,150,000	$652,718
4.875%, due 06/22/29		11,650,000	405,409

			8,423,180

Turkey: 8.33%
Republic of Turkey,
4.250%, due 04/14/26		$1,530,000	1,461,150
5.125%, due 03/25/22		1,450,000	1,503,650
5.625%, due 03/30/21		1,000,000	1,066,000
5.750%, due 03/22/24		900,000	960,300
6.250%, due 09/26/22		230,000	252,770
6.750%, due 04/03/18		250,000	268,625
6.750%, due 05/30/40		200,000	224,700
6.875%, due 03/17/36		250,000	282,187
7.100%, due 03/08/23	TRY	2,300,000	643,169
7.500%, due 11/07/19		$200,000	225,700
8.000%, due 02/14/34		350,000	441,437
8.000%, due 03/12/25	TRY	4,910,000	1,414,557
8.500%, due 09/14/22		850,000	259,406
8.800%, due 11/14/18		4,250,000	1,371,803
9.000%, due 07/24/24		3,890,000	1,206,906
10.500%, due 01/15/20		12,100,000	4,093,372

			15,675,732

Ukraine: 1.24%
Ukraine Government International Bond,
7.750%, due 09/01/19[2]		$365,000	345,837
7.750%, due 09/01/20[1]		407,000	381,563
7.750%, due 09/01/21[1]		215,000	199,413
7.750%, due 09/01/21[2]		200,000	185,900
7.750%, due 09/01/22[1]		215,000	197,800
7.750%, due 09/01/23[1]		215,000	196,402
7.750%, due 09/01/24[1]		115,000	104,650
7.750%, due 09/01/25[1]		215,000	195,112
7.750%, due 09/01/26[1]		215,000	194,467
7.750%, due 09/01/27[1]		215,000	193,930
7.750%, due 09/01/27[2]		145,000	129,413

			2,324,487

United Kingdom: 0.09%
Ukreximbank Via Biz Finance PLC,
9.750%, due 01/22/25[2]		200,000	170,750

Uruguay: 0.44%
Republic of Uruguay,
4.375%, due 10/27/27		780,000	764,400
6.875%, due 09/28/25		60,000	69,809

			834,209

Venezuela: 0.91%
Republic of Venezuela,
7.650%, due 04/21/25[2]		1,375,000	453,750
7.750%, due 10/13/19[2]		365,000	123,187
8.250%, due 10/13/24[2]		2,000,000	670,000
9.250%, due 05/07/28[2]		562,000	193,890

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

	Face amount		Value
Bonds — (concluded)
Non-US government obligations — (concluded)
Venezuela — (concluded)
Republic of Venezuela — (concluded)
9.375%, due 01/13/34		$800,000	$274,000

			1,714,827

Vietnam: 0.16%
Socialist Republic of Vietnam,
4.800%, due 11/19/24[1]		200,000	192,000
6.750%, due 01/29/20[2]		100,000	109,375

			301,375

Zambia: 0.14%
Republic of Zambia,
5.375%, due 09/20/22[1]		400,000	264,000

Total Non-US government obligations
(cost $170,160,380)			137,574,138

Supranational bond: 0.07%
European Investment Bank,
7.200%, due 07/09/19[1]
(cost $151,832)	IDR	2,090,000,000	143,061

Total bonds
(cost $217,230,080)			179,738,374

	Shares
Short-term investment: 2.21%
Investment company: 2.21%
JPMorgan U.S. Government
Money Market Fund, Capital Shares
(cost $4,158,507)		4,158,507	4,158,507

Total investments: 97.67%
(cost $221,388,587)			183,896,881
Cash and other assets, less liabilities — 2.33%			4,377,605

Net assets — 100.00%			$188,274,486

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,188,973
Gross unrealized depreciation	(40,680,679)

Net unrealized depreciation of investments	$(37,491,706)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	BRL	1,960,000	USD	511,042	03/16/16	$27,359
BB	IDR	1,853,933,042	USD	129,001	03/16/16	(4,475)
BB	INR	3,070,000	USD	45,475	03/16/16	575
BB	PEN	2,262,000	USD	660,053	03/16/16	12,262
BB	PHP	174,500,000	USD	3,647,575	03/16/16	(5,903)
BB	PLN	865,000	USD	213,739	03/16/16	1,887
BB	RUB	61,220,000	USD	860,678	03/16/16	58,969
BB	USD	134,237	CLP	95,469,400	03/16/16	(1,011)
BB	USD	2,688,274	COP	8,814,190,000	03/16/16	(15,327)
BB	USD	2,640,182	HUF	762,317,499	03/16/16	10,796
BB	USD	117,521	IDR	1,650,000,000	03/16/16	1,272
BB	USD	682,390	MXN	12,130,000	03/16/16	(15,609)
BB	USD	1,682,236	PHP	79,990,300	03/16/16	(7,492)
BB	USD	193,721	TRY	580,000	03/16/16	185
CSI	BRL	4,407,850	USD	1,129,639	03/16/16	41,881
CSI	CLP	363,480,000	USD	494,194	03/16/16	(13,038)
CSI	COP	825,000,000	USD	255,814	03/16/16	5,629
CSI	COP	2,420,000,000	USD	724,985	03/16/16	(8,892)
CSI	IDR	2,195,000,000	USD	153,550	03/16/16	(4,481)
CSI	INR	114,340,000	USD	1,684,319	03/16/16	12,050
CSI	MYR	310,000	USD	69,804	03/16/16	(4,572)
CSI	RUB	61,220,000	USD	860,436	03/16/16	58,727
CSI	TRY	470,676	USD	157,196	03/16/16	(161)
CSI	USD	510,312	MXN	8,660,000	03/16/16	(34,276)
CSI	USD	702,880	MYR	3,020,487	03/16/16	21,804
CSI	USD	1,824,169	PHP	87,250,000	03/16/16	2,570
CSI	USD	2,977,905	PLN	11,995,000	03/16/16	(40,143)
CSI	USD	1,842,513	RUB	128,737,999	03/16/16	(156,621)
CSI	ZAR	36,250,000	USD	2,170,135	03/16/16	(93,122)
DB	BRL	8,300,000	USD	2,012,121	03/16/16	(36,130)
DB	PLN	505,000	USD	130,142	03/16/16	6,460
DB	RON	3,342,000	USD	812,644	03/16/16	17,694
DB	TRY	1,575,000	USD	512,029	03/16/16	(14,526)
DB	USD	350,058	PEN	1,200,000	03/16/16	(6,403)
DB	USD	56,878	PHP	2,700,000	03/16/16	(349)
DB	USD	852,217	RUB	57,840,000	03/16/16	(94,772)
DB	USD	590,962	RUB	45,835,000	03/16/16	9,272
DB	USD	92,938	ZAR	1,420,000	03/16/16	(4,281)
GSI	MXN	7,060,000	USD	408,794	03/16/16	20,710
GSI	PLN	9,230,000	USD	2,307,067	03/16/16	46,497
GSI	USD	1,739,846	INR	117,410,000	03/16/16	(22,676)
GSI	USD	4,308,735	MXN	73,716,000	03/16/16	(256,603)
GSI	USD	112,929	TRY	345,000	03/16/16	2,411
GSI	USD	1,830,344	ZAR	28,320,000	03/16/16	(62,194)
GSI	ZAR	1,365,000	USD	87,793	03/16/16	2,569
JPMCB	USD	1,367,499	EUR	1,260,000	02/19/16	(2,011)

Net unrealized depreciation on forward foreign currency contracts						$(543,489)

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 23 contracts (USD)	March 2016	$3,631,452	$3,822,313	$190,861
5 Year US Treasury Notes, 127 contracts (USD)	March 2016	15,067,061	15,325,328	258,267
US Treasury futures sell contracts:
US Long Bond, 3 contracts (USD)	March 2016	(461,010)	(483,094)	(22,084)
2 Year US Treasury Notes, 16 contracts (USD)	March 2016	(3,477,478)	(3,498,000)	(20,522)
10 Year US Treasury Notes, 140 contracts (USD)	March 2016	(17,755,685)	(18,140,937)	(385,252)

Net unrealized appreciation on futures contracts				$21,270

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments	Value	Unrealized appreciation
MLI	MXN	7,200,000	11/16/28	28 day MXIBTIIE	8.830%	$—	$90,397	$90,397
MLI	MXN	7,000,000	11/21/28	28 day MXIBTIIE	8.610	—	81,444	81,444

						$—	$171,841	$171,841

Credit default swaps on sovereign issues-buy protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)
DB	Russian Federation bond, 2.250%, due 03/31/30	USD	1,000,000	03/20/16	1.000%	$(1,123)	$(349)	$(1,472)
DB	Republic of Colombia bond, 10.375%, due 01/28/33	USD	680,000	12/20/24	1.000	(33,468)	110,106	76,638

						$(34,591)	$109,757	$75,166

Credit default swaps on sovereign issues-sell protection13

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront Payments received	Value	Unrealized depreciation	Credit spread[14]
BB	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	180,000	06/20/22	1.000%	$9,415	$(36,690)	$(27,275)	4.911%
BB	Russian Federation bond, 2.250%, due 03/31/30	USD	2,900,000	12/20/22	1.000	188,414	(419,879)	(231,465)	3.500
DB	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	800,000	06/20/22	1.000	41,351	(163,066)	(121,715)	4.911
DB	United Mexican States bond, 7.500%, due 04/08/33	USD	680,000	12/20/24	1.000	20,320	(71,758)	(51,438)	2.415

						$259,500	$(691,393)	$(431,893)

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$42,021,175	$—	$42,021,175
Non-US government obligations	—	137,574,138	—	137,574,138
Supranational bond	—	143,061	—	143,061
Short-term investment	—	4,158,507	—	4,158,507
Forward foreign currency contracts	—	361,579	—	361,579
Futures contracts	449,128	—	—	449,128
Swap agreements	—	281,947	—	281,947
Total	$449,128	$184,540,407	$—	$184,989,535
Liabilities
Forward foreign currency contracts	$—	$(905,068)	$—	$(905,068)
Futures contracts	(427,858)	—	—	(427,858)
Swap agreements	—	(691,742)	—	(691,742)
Total	$(427,858)	$(1,596,810)	$—	$(2,024,668)

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2.

Global High Income Fund Inc.

Portfolio of investments — January 31, 2016 (unaudited)

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the value of these securities amounted to $28,261,209 or 15.01% of net assets.

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At January 31, 2016, the value of these securities amounted to $39,336,370 or 20.89% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of January 31, 2016 and changes periodically.
[4]	Perpetual investment. Date shown reflects the next call date.
[5]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[6]	Security is in default.
[7]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[8]	Rate shown reflects annualized yield at January 31, 2016 on zero coupon bond.
[9]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2016. Maturity date disclosed is the ultimate maturity date.
[10]	Payments made or received are based on the notional amount.
[11]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[12]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.
[13]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[14]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Security description	Value 10/31/15	Purchases during the three months ended 01/31/16	Sales during the three months ended 01/31/16	Value 01/31/16	Net income earned from affiliate for the three months ended 01/31/16
UBS Cash Management Prime Relationship Fund	$4,289,927	$6,511,310	$10,801,237	$—	$250

Portfolio acronyms
GDP	Gross Domestic Product
JSC	Joint Stock Company
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open Joint Stock Company
PO	Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself. In the case of assetbacked securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Counterparty abbreviations
BB	Barclays Bank PLC
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International

Currency abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Lei
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m. Eastern time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non registered investment companies are also valued at the daily net asset value.

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of security valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit” down price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 31, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: March 31, 2016